Schedule of Investments(a)
May 31, 2022
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–93.97%
Aerospace & Defense–2.58%
Bombardier, Inc. (Canada),
7.50%, 03/15/2025(b)	$31,000	$29,837
7.88%, 04/15/2027(b)	93,000	84,996
Howmet Aerospace, Inc., 5.90%, 02/01/2027	100,000	105,905
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	199,245
TransDigm, Inc., 6.25%, 03/15/2026(b)	231,000	235,269
Triumph Group, Inc., 8.88%, 06/01/2024(b)	133,000	138,113
		793,365
Airlines–2.59%
American Airlines, Inc., 11.75%, 07/15/2025(b)	93,000	105,695
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	245,000	242,623
5.75%, 04/20/2029(b)	135,000	130,594
Delta Air Lines, Inc., 2.90%, 10/28/2024	177,000	171,911
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	82,000	81,544
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/2025(b)	33,000	34,619
United Airlines, Inc., 4.38%, 04/15/2026(b)	28,000	27,064
		794,050
Alternative Carriers–0.68%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	38,000	31,291
Series P, 7.60%, 09/15/2039	121,000	104,288
Series U, 7.65%, 03/15/2042	86,000	74,014
		209,593
Apparel Retail–0.20%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	76,000	62,723
Apparel, Accessories & Luxury Goods–1.12%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	66,000	67,201
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	150,000	149,441
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	68,000	64,143
Under Armour, Inc., 3.25%, 06/15/2026	68,000	63,417
		344,202
Auto Parts & Equipment–1.05%
Adient US LLC, 9.00%, 04/15/2025(b)	127,000	132,260
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	32,000	31,949
Tenneco, Inc., 7.88%, 01/15/2029(b)	158,000	158,555
		322,764
Principal Amount		Value
Automobile Manufacturers–2.71%
Ford Motor Co.,
7.13%, 11/15/2025	$75,000	$80,239
6.63%, 10/01/2028	152,000	158,840
9.98%, 02/15/2047	65,000	83,099
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025	350,000	341,626
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	167,166
		830,970
Biotechnology–0.19%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	74,000	58,665
Broadcasting–1.05%
iHeartCommunications, Inc., 8.38%, 05/01/2027	64,671	60,774
Liberty Interactive LLC, 8.25%, 02/01/2030	195,000	141,154
Univision Communications, Inc., 5.13%, 02/15/2025(b)	122,000	120,630
		322,558
Building Products–1.19%
Builders FirstSource, Inc., 6.75%, 06/01/2027(b)	146,000	149,594
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	72,000	53,512
Masonite International Corp.,
5.38%, 02/01/2028(b)	98,000	98,189
3.50%, 02/15/2030(b)	74,000	64,181
		365,476
Cable & Satellite–5.86%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	74,000	74,247
5.00%, 02/01/2028(b)	248,000	240,610
CSC Holdings LLC,
5.75%, 01/15/2030(b)	200,000	167,520
4.63%, 12/01/2030(b)	200,000	157,394
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc, 5.88%, 08/15/2027(b)	312,000	294,756
DISH DBS Corp.,
7.75%, 07/01/2026	124,000	106,237
5.25%, 12/01/2026(b)	35,000	29,677
7.38%, 07/01/2028	108,000	84,695
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	180,000	181,666
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	70,000	66,150
Telesat Canada/Telesat LLC (Canada),
5.63%, 12/06/2026(b)	188,000	134,476
4.88%, 06/01/2027(b)	115,000	78,423
UPC Broadband Finco B.V. (Netherlands), 4.88%, 07/15/2031(b)	200,000	183,687
		1,799,538

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Casinos & Gaming–4.41%
Affinity Gaming, 6.88%, 12/15/2027(b)	$170,000	$151,452
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)	83,000	84,573
International Game Technology PLC, 6.50%, 02/15/2025(b)	200,000	205,744
Melco Resorts Finance Ltd. (Hong Kong), 5.75%, 07/21/2028(b)	200,000	154,500
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	200,000	186,472
MGM Resorts International,
6.75%, 05/01/2025	49,000	49,903
5.75%, 06/15/2025	98,000	97,749
Sabre GLBL, Inc., 7.38%, 09/01/2025(b)	210,000	207,742
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	220,000	215,011
		1,353,146
Coal & Consumable Fuels–0.64%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	196,000	197,194
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(b)(c)(d)	130,760	667
		197,861
Commodity Chemicals–0.44%
Methanex Corp. (Canada), 5.13%, 10/15/2027	138,000	133,857
Communications Equipment–1.02%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	99,000	92,398
ViaSat, Inc., 5.63%, 04/15/2027(b)	229,000	221,011
		313,409
Construction & Engineering–0.97%
Artera Services LLC, 9.03%, 12/04/2025(b)	75,000	59,382
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	72,000	66,218
Fluor Corp., 4.25%, 09/15/2028	181,000	172,638
		298,238
Construction Materials–0.52%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	64,000	60,683
Standard Industries, Inc., 4.38%, 07/15/2030(b)	111,000	100,177
		160,860
Consumer Finance–2.79%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	195,500
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	139,000	137,226
Navient Corp.,
5.88%, 10/25/2024	101,000	101,532
6.75%, 06/25/2025	160,000	161,249
5.63%, 08/01/2033	79,000	62,256
OneMain Finance Corp.,
6.13%, 03/15/2024	101,000	102,148
7.13%, 03/15/2026	95,000	97,446
		857,357
Principal Amount		Value
Department Stores–0.28%
Nordstrom, Inc., 6.95%, 03/15/2028	$85,000	$86,860
Diversified Banks–0.50%
Banco Mercantil del Norte S.A. (Mexico), 7.50%(b)(e)(f)	160,000	152,398
Diversified Capital Markets–0.63%
Deutsche Bank AG (Germany), 4.30%, 05/24/2028(e)	200,000	192,994
Diversified Metals & Mining–0.32%
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	95,000	98,318
Diversified REITs–1.72%
iStar, Inc., 4.75%, 10/01/2024	153,000	152,640
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	115,000	117,445
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	121,000	124,454
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	140,000	134,215
		528,754
Diversified Support Services–0.54%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)	60,000	53,503
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	111,000	111,248
		164,751
Drug Retail–0.35%
Rite Aid Corp.,
7.50%, 07/01/2025(b)	74,000	62,515
8.00%, 11/15/2026(b)	55,000	45,667
		108,182
Electric Utilities–1.44%
FirstEnergy Transmission LLC, 4.35%, 01/15/2025(b)	123,000	123,405
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	194,085
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)	127,000	123,497
		440,987
Electrical Components & Equipment–0.79%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	128,000	130,438
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	107,000	111,223
		241,661
Electronic Components–0.18%
Likewize Corp., 9.75%, 10/15/2025(b)	55,000	54,895
Environmental & Facilities Services–1.12%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	170,000	167,036
Stericycle, Inc.,
5.38%, 07/15/2024(b)	105,000	105,287
3.88%, 01/15/2029(b)	78,000	71,016
		343,339
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Fertilizers & Agricultural Chemicals–0.27%
Eurochem Finance DAC (Russia), 5.50%, 03/13/2024(b)	$200,000	$84,328
Financial Exchanges & Data–0.77%
Coinbase Global, Inc.,
3.38%, 10/01/2028(b)	164,000	120,211
3.63%, 10/01/2031(b)	172,000	116,458
		236,669
Food Distributors–0.65%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	150,000	124,840
US Foods, Inc., 6.25%, 04/15/2025(b)	72,000	74,248
		199,088
Food Retail–0.66%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	209,000	203,294
Footwear–0.32%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	97,000	99,559
Gas Utilities–0.46%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	138,000	140,751
Health Care Equipment–0.43%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	131,000	133,043
Health Care Facilities–1.44%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	31,000	30,865
HCA, Inc.,
5.38%, 02/01/2025	212,000	219,420
5.88%, 02/15/2026	122,000	128,252
7.50%, 11/15/2095	30,000	33,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	31,000	31,558
		443,095
Health Care REITs–0.23%
Diversified Healthcare Trust, 9.75%, 06/15/2025	68,000	71,479
Health Care Services–1.63%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	152,000	152,578
6.88%, 04/15/2029(b)	86,000	67,338
6.13%, 04/01/2030(b)	33,000	24,090
Omnicare, Inc., 4.75%, 12/01/2022	30,000	30,188
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	61,000	58,359
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	178,000	169,257
		501,810
Health Care Technology–0.33%
Minerva Merger Sub, Inc., 6.50%, 02/15/2030(b)	109,000	100,200
Principal Amount		Value
Home Furnishings–0.34%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	$125,000	$104,444
Home Improvement Retail–0.20%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	66,000	61,013
Homebuilding–0.82%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	187,000	157,958
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	100,000	93,184
		251,142
Hotel & Resort REITs–0.69%
Service Properties Trust,
4.65%, 03/15/2024	159,000	147,304
4.95%, 02/15/2027	78,000	64,979
		212,283
Hotels, Resorts & Cruise Lines–1.85%
Carnival Corp., 7.63%, 03/01/2026(b)	185,000	173,796
Royal Caribbean Cruises Ltd., 11.50%, 06/01/2025(b)	73,000	79,260
Travel + Leisure Co.,
5.65%, 04/01/2024	7,000	7,051
Series J, 6.00%, 04/01/2027	174,000	172,677
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	151,000	134,339
		567,123
Independent Power Producers & Energy Traders–0.46%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	200,000	140,568
Industrial Conglomerates–0.43%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	131,000	130,817
Insurance Brokers–0.36%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	32,000	30,943
HUB International Ltd., 7.00%, 05/01/2026(b)	78,000	78,906
		109,849
Integrated Oil & Gas–1.03%
Occidental Petroleum Corp.,
2.90%, 08/15/2024	184,000	179,884
8.00%, 07/15/2025	41,000	44,781
5.55%, 03/15/2026	88,000	91,766
		316,431
Integrated Telecommunication Services–4.12%
Avaya, Inc., 6.13%, 09/15/2028(b)	94,000	65,799
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	67,000	64,354
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	229,000	220,059
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	73,000	63,482
Embarq Corp., 8.00%, 06/01/2036	162,000	136,781
Frontier Communications Holdings LLC, 5.88%, 11/01/2029	72,000	60,922
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc.,
5.25%, 03/15/2026	$64,000	$62,959
4.63%, 09/15/2027(b)	52,000	47,971
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(c)	43,924	28,111
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	305,000	309,839
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	221,000	203,927
		1,264,204
Interactive Home Entertainment–0.75%
Cinemark USA, Inc.,
8.75%, 05/01/2025(b)	100,000	103,198
5.88%, 03/15/2026(b)	20,000	19,030
5.25%, 07/15/2028(b)	120,000	108,036
		230,264
Interactive Media & Services–0.28%
Audacy Capital Corp., 6.50%, 05/01/2027(b)	102,000	66,717
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	94,000	19,914
		86,631
Internet & Direct Marketing Retail–1.16%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	271,000	230,961
QVC, Inc.,
4.75%, 02/15/2027	73,000	63,205
5.45%, 08/15/2034	78,000	60,598
		354,764
Internet Services & Infrastructure–0.27%
Condor Merger Sub, Inc., 7.38%, 02/15/2030(b)	93,000	81,585
Investment Banking & Brokerage–0.27%
NFP Corp., 6.88%, 08/15/2028(b)	96,000	83,850
Leisure Facilities–0.34%
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	100,000	102,936
Managed Health Care–0.39%
Centene Corp., 4.25%, 12/15/2027	119,000	118,585
Marine–0.19%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)	64,000	57,773
Metal & Glass Containers–1.22%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)	200,000	167,359
Ball Corp., 4.88%, 03/15/2026	53,000	54,098
LABL, Inc., 6.75%, 07/15/2026(b)	55,000	53,191
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	34,000	32,921
TriMas Corp., 4.13%, 04/15/2029(b)	73,000	65,863
		373,432
Mortgage REITs–0.62%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	96,000	86,598
Principal Amount		Value
Mortgage REITs–(continued)
New Residential Investment Corp., 6.25%, 10/15/2025(b)	$109,000	$102,661
		189,259
Movies & Entertainment–1.73%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	194,998
Netflix, Inc.,
4.38%, 11/15/2026	82,000	81,911
5.88%, 11/15/2028	87,000	90,322
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(b)	200,000	164,892
		532,123
Multi-Utilities–0.25%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	87,000	76,774
Office Services & Supplies–1.01%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	184,000	158,191
Pitney Bowes, Inc.,
6.88%, 03/15/2027(b)	70,000	62,044
7.25%, 03/15/2029(b)	105,000	90,405
		310,640
Oil & Gas Drilling–1.32%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	130,000	130,650
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	200,000	187,750
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	98,000	87,777
		406,177
Oil & Gas Equipment & Services–1.03%
Oceaneering International, Inc., 4.65%, 11/15/2024	64,000	62,990
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	112,000	109,576
Weatherford International Ltd.,
11.00%, 12/01/2024(b)	40,000	40,860
8.63%, 04/30/2030(b)	106,000	101,527
		314,953
Oil & Gas Exploration & Production–3.20%
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	148,000	148,306
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	68,000	70,459
EQT Corp., 6.63%, 02/01/2025	123,000	128,410
Gulfport Energy Corp.,
8.00%, 05/17/2026	1,756	1,817
8.00%, 05/17/2026(b)	39,502	40,883
Gulfport Energy Operating Corp., 6.38%, 05/15/2025	135,000	682
Murphy Oil Corp.,
6.88%, 08/15/2024	8,000	8,084
7.05%, 05/01/2029	80,000	83,022
6.13%, 12/01/2042	110,000	95,596
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	83,000	80,421
PDC Energy, Inc., 6.13%, 09/15/2024	66,000	66,476
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Southwestern Energy Co., 5.95%, 01/23/2025	$71,000	$73,499
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	186,000	184,949
		982,604
Oil & Gas Refining & Marketing–1.66%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	97,000	95,534
EnLink Midstream Partners L.P.,
4.15%, 06/01/2025	75,000	75,212
4.85%, 07/15/2026	175,000	176,365
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	166,000	161,371
		508,482
Oil & Gas Storage & Transportation–4.16%
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	100,000	98,561
EQM Midstream Partners L.P., 4.00%, 08/01/2024	100,000	100,500
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	185,000	178,159
8.00%, 01/15/2027	124,000	122,524
ITT Holdings LLC, 6.50%, 08/01/2029(b)	75,000	64,395
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	160,000	157,710
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
6.00%, 03/01/2027(b)	70,000	68,406
5.50%, 01/15/2028(b)	269,000	250,251
Western Midstream Operating L.P.,
3.60%, 02/01/2025	172,000	168,410
5.75%, 02/01/2050	75,000	66,786
		1,275,702
Other Diversified Financial Services–1.66%
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(c)	275,642	223,065
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	200,000	156,369
Operadora de Servicios Mega S.A. de C.V. Sofom ER (Mexico), 8.25%, 02/11/2025(b)	200,000	130,379
		509,813
Packaged Foods & Meats–0.58%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	200,000	177,320
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	1,000	990
		178,310
Paper Packaging–0.39%
Sealed Air Corp., 5.13%, 12/01/2024(b)	120,000	120,872
Paper Products–0.61%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	24,000	23,513
Domtar Corp., 6.75%, 10/01/2028(b)(g)	93,000	91,345
Principal Amount		Value
Paper Products–(continued)
Sylvamo Corp., 7.00%, 09/01/2029(b)	$76,000	$73,256
		188,114
Personal Products–1.66%
Avon Products, Inc. (United Kingdom), 8.45%, 03/15/2043	107,000	117,688
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	77,000	70,120
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	199,000	184,189
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	136,500
		508,497
Pharmaceuticals–2.39%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	173,000	163,429
5.00%, 01/30/2028(b)	153,000	97,920
6.25%, 02/15/2029(b)	77,000	47,990
7.25%, 05/30/2029(b)	60,000	39,811
5.25%, 01/30/2030(b)	233,000	136,726
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	46,000	35,054
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	130,000	109,202
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	130,000	101,952
		732,084
Precious Metals & Minerals–0.00%
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(b)(d)	142,000	8
Property & Casualty Insurance–0.22%
MBIA, Inc., 5.70%, 12/01/2034	73,000	68,542
Publishing–0.71%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	239,000	217,330
Restaurants–0.73%
Aramark Services, Inc.,
5.00%, 04/01/2025(b)	43,000	43,017
6.38%, 05/01/2025(b)	109,000	111,844
Brinker International, Inc., 5.00%, 10/01/2024(b)	70,000	67,686
		222,547
Security & Alarm Services–0.84%
CoreCivic, Inc.,
4.63%, 05/01/2023	192,000	192,087
4.75%, 10/15/2027	75,000	65,143
		257,230
Specialized REITs–0.97%
Iron Mountain, Inc.,
4.88%, 09/15/2029(b)	147,000	139,209
5.25%, 07/15/2030(b)	167,000	159,725
		298,934
Specialty Chemicals–0.67%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	222,000	205,794
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Specialty Stores–1.60%
Bath & Body Works, Inc.,
6.63%, 10/01/2030(b)	$62,000	$62,000
6.88%, 11/01/2035	75,000	68,113
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	118,000	96,962
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	36,000	25,858
Staples, Inc., 7.50%, 04/15/2026(b)	257,000	237,815
		490,748
Steel–0.88%
Carpenter Technology Corp., 6.38%, 07/15/2028	204,000	200,226
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	69,000	70,390
		270,616
Systems Software–0.48%
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	166,000	146,287
Technology Hardware, Storage & Peripherals–1.15%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	107,000	81,546
Xerox Corp., 6.75%, 12/15/2039	128,000	114,719
Xerox Holdings Corp.,
5.00%, 08/15/2025(b)	100,000	98,253
5.50%, 08/15/2028(b)	65,000	59,300
		353,818
Thrifts & Mortgage Finance–1.22%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	90,000	90,453
MGIC Investment Corp., 5.75%, 08/15/2023	88,000	90,174
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	82,000	86,097
Radian Group, Inc., 6.63%, 03/15/2025	104,000	107,433
		374,157
Tobacco–0.35%
Vector Group Ltd., 5.75%, 02/01/2029(b)	118,000	106,412
Wireless Telecommunication Services–1.64%
Sprint Corp.,
7.88%, 09/15/2023	155,000	162,552
7.13%, 06/15/2024	200,000	212,742
T-Mobile USA, Inc., 2.25%, 02/15/2026	135,000	126,708
		502,002
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,446,905)		28,841,610
Shares
Exchange-Traded Funds–3.25%
Invesco High Yield Bond Factor ETF (Cost $1,109,352)(h)	43,455	995,989
Principal Amount		Value
U.S. Treasury Securities–0.26%
U.S. Treasury Bills–0.26%
1.46%, 11/17/2022 (Cost $79,455)(i)(j)	$80,000	$79,444
Shares
Common Stocks & Other Equity Interests–0.21%
Advertising–0.00%
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(k)	39	0
Apparel, Accessories & Luxury Goods–0.02%
Claire’s Holdings LLC	20	6,550
Coal & Consumable Fuels–0.06%
ACNR Holdings, Inc.	232	17,255
Oil & Gas Equipment & Services–0.13%
Superior Energy Services, Inc.(k)	761	40,428
Total Common Stocks & Other Equity Interests (Cost $28,606)		64,233
Principal Amount
Variable Rate Senior Loan Interests–0.04%(l)(m)
Apparel, Accessories & Luxury Goods–0.04%
Claire’s Stores, Inc., Term Loan, 7.56% (1 mo. USD LIBOR + 6.50%), 12/18/2026 (Cost $10,663)	$12,329	11,972
Shares
Preferred Stocks–0.00%
Apparel, Accessories & Luxury Goods–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $3,125)	5	1,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.73% (Cost $32,678,106)		29,994,542
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.30%
Invesco Private Government Fund, 0.74%(h)(n)(o)	28,275	28,275
Invesco Private Prime Fund, 0.87%(h)(n)(o)	63,802	63,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,076)		92,083
TOTAL INVESTMENTS IN SECURITIES–98.03% (Cost $32,770,182)		30,086,625
OTHER ASSETS LESS LIABILITIES—1.97%		606,180
NET ASSETS–100.00%		$30,692,805
Investment Abbreviations:
ETF	– Exchange-Traded Fund
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $20,261,594, which represented 66.01% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $675, which represented less than 1% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of this security was out on loan at May 31, 2022.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco High Yield Bond Factor ETF	$1,059,867	$-	$-	$(63,878)	$-	$995,989	$13,130
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	82,499	432,237	(514,736)	-	-	-	22
Invesco Liquid Assets Portfolio, Institutional Class	57,351	308,741	(366,083)	-	(9)	-	14
Invesco Treasury Portfolio	94,285	493,986	(588,271)	-	-	-	15
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	194,457	63,661	(229,843)	-	-	28,275	42*
Invesco Private Prime Fund	453,733	25,751	(415,601)	9	(84)	63,808	103*
Total	$1,942,192	$1,324,376	$(2,114,534)	$(63,869)	$(93)	$1,088,072	$13,326

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	27	September-2022	$3,225,234	$(20,794)	$(20,794)
U.S. Treasury 10 Year Ultra Future	8	September-2022	1,027,875	(10,438)	(10,438)
Subtotal—Long Futures Contracts				(31,232)	(31,232)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes Future	13	September-2022	(2,744,320)	1,586	1,586
Total Futures Contracts				$(29,646)	$(29,646)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$28,841,610	$—	$28,841,610
Exchange-Traded Funds	995,989	—	—	995,989
U.S. Treasury Securities	—	79,444	—	79,444
Common Stocks & Other Equity Interests	—	23,805	40,428	64,233
Variable Rate Senior Loan Interests	—	11,972	—	11,972
Preferred Stocks	—	1,294	—	1,294
Money Market Funds	—	92,083	—	92,083
Total Investments in Securities	995,989	29,050,208	40,428	30,086,625
Other Investments - Assets*
Futures Contracts	1,586	—	—	1,586
Other Investments - Liabilities*
Futures Contracts	(31,232)	—	—	(31,232)
Total Other Investments	(29,646)	—	—	(29,646)
Total Investments	$966,343	$29,050,208	$40,428	$30,056,979

*	Unrealized appreciation (depreciation).
Invesco High Yield Bond Factor Fund